INVESTMENT PROPERTY (Details) - EUR (€) € in Millions		6 Months Ended
	Feb. 23, 2024	Jun. 28, 2024	Dec. 31, 2023
INVESTMENT PROPERTY [Abstract]
Investment property		€ 76	€ 0
Acquisitions through business combinations, investment property	€ 46	46
Impairment loss recognised in profit or loss, investment property		€ 0